Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Liabilities and Other Liabilities [Abstract]
Summary of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Payroll and welfare payables	23,636	32,532	5,105
Payables to suppliers	7,259	8,542	1,340
Payables for service fee	7,146	6,876	1,079
Other taxes payable	5,595	5,014	787
Product warranty liability	4,856	4,758	747
Consideration payable to an equity method investment (Note 10 (a))	—	2,800	439
Accrued interests	2,526	769	121
Current portion of a long-term loan from a third party (Note a)	30,000	—	—
Others	560	560	88

	81,578	61,851	9,706

Summary of Reconciliation of Changes in Product Warranty Liability
A reconciliation of the changes in the Group’s product warranty liability is as follows:

	For the year ended December 31,
	2020	2021
	RMB	RMB	US$
Balance as of the beginning of the year	2,675	4,856	762
Accruals during the year	2,934	1,258	198
Claims during the year	(132)	(319)	(50)
Reversal during the year	(621)	(1,037)	(163)

Product warranty liability	4,856	4,758	747

(a)
On September 18, 2019, the Group borrowed a long-term loan from a third party with a principal of RMB30,000 and an interest rate of 4.75% per annum, which is guaranteed by the Group’s founder and director, Mr. Huazhi Hu, and his spouse. In March 2021, one of the Group’s customer, the third party (controlling shareholder of the customer) and the Group entered into a tripartite agreement, the long-term loan amounting to RMB25,000 (US$3,923) was settled by the accounts receivable from sales of AAVs to the customer and the amount of accrued interest amounting to RMB2,148 (US$337) was waived by the third party and recognized in other income, the remaining principal of RMB5,000 (US$785) was repaid in cash in August 2021 to the third party by the Group.